Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
(14)	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	At December 31, 2015		At December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$59,344	59,344	20,479	20,479
Time deposits with banks (Level 1)	4,410	4,410	5,880	5,880
Securities available for sale (Level 2)	65,944	65,944	—	—
Securities held to maturity (Level 2)	—	—	75,473	75,469
Loans held for sale (Level 3)	790	806	2,012	2,028
Loans (Level 3)	326,266	330,801	108,666	113,807
Federal Home Loan Bank stock (Level 3)	1,597	1,597	180	180
Accrued interest receivable (Level 3)	1,048	1,048	613	613
Financial liabilities:
Deposits (Level 3)	399,111	399,000	163,924	163,882
FHLB Advances (Level 3)	27,500	27,487	—	—
Off-balance-sheet financial instruments (Level 3)	—	—	—	—